Leases - Schedule of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Lease Liabilities [Abstract]
Lease liabilities - current portion	$ 79,342	$ 101,947
Lease liabilities - non-current portion		29,378
Total	$ 79,342	$ 131,325
Weighted-average remaining lease term - operating leases	9 months 18 days		1 year 9 months 18 days
Weighted-average discount rate - operating leases	6.03%		5.80%